SUBSEQUENT EVENTS - Arrangement Agreement (Details) - Subsequent Event - Forecast - Chord Energy Corporation - Enerplus Corporation	6 Months Ended
Jun. 30, 2024 $ / shares shares
Business acquisition, date of acquisition
Business acquisition, date of acquisition agreement	Feb. 21, 2024
Business combination, consideration transferred
Business combination, consideration transferred, equity interests issued and issuable, shares per share of acquiree (in shares) | shares	0.10125
Business combination, consideration transferred, equity interests issued and issuable, cash per share of acquiree (in dollars per share) | $ / shares	$ 1.84
Business combination, consideration transferred, equity interests issued and issuable, shares per share of acquiree, percentage of total consideration (as a percent)	90.00%
Business combination, consideration transferred, equity interests issued and issuable, cash per share of acquiree, percentage of total consideration (as a percent)	10.00%
Business combination, description
Business acquisition, name of acquired entity	Enerplus Corporation
Business combination, shareholder approval, votes cast, acquiree, percentage (as a percent)	66.67%